Supplement to the Statements of Additional Information
                                 January 1, 2003


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John Hancock California Tax-Free Income Fund          John Hancock Massachusetts
                                                        Tax-Free Income Fund
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John Hancock High Yield Municipal Bond Fund           John Hancock New York
                                                        Tax-Free Income Fund
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John Hancock  Tax-Free Bond Fund
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"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


   o An investor who buys through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.



12/23/03

              Supplement to the John Hancock Tax-Free Income Funds
                        Prospectus dated January 1, 2003


Under "SALES CHARGE REDUCTIONS AND WAIVERS", the last sentence under "Waivers for certain investors" on page 15 has been deleted and replaced with the following:

Class C shares may be offered without front-end sales charges to various individuals and institutions when purchased through a Merrill Lynch omnibus account, or Edward Jones, UBS Financial Securities LLC, Quick & Reilly, Inc., Raymond James Financial Services or Raymond James & Associates. As of January 1, 2004, Wedbush Morgan Securities, Inc., Stifel Nicolaus & Company Incorporated, Wachovia Securities LLC, Wachovia Securities Financial Network LLC, RBC Dain
Rauscher, Legg Mason Wood Walker, Inc., LPL Financial Services, and First Clearing LLC will also offer Class C shares without front-end sales charges. However, a CDSC may apply if the shares are sold within 12 months of purchase.


December 23, 2003